Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Minimum Future Payments under Leases	Minimum future payments under the leases at December 31, 2015 are as follows:

(In thousands)
2016	1,994
2017	2,021
2018	2,060
2019	1,560
2020	1,560
Thereafter	1,560

$10,755